Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 5,400	€ 8,371	€ 6,223
Net income attributable to non-controlling interests		36	113	56
Share of undistributed earnings from investments accounted for using the equity method		295	(48)	(15)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		4,792	3,420	3,351
Gains and losses on disposals of non-current assets, net of tax	[1]	(509)	(711)	(300)
Net change in deferred taxes		(970)	(578)	(356)
Net change in non-current provisions and other non-current liabilities	[2]	(136)	280	(37)
Cost of employee benefits (stock options and other share-based payments)		283	245	244
Impact of the workdown of acquired inventories remeasured at fair value		20	3	4
Other profit or loss items with no cash effect on cash flows generated by operating activities	[3]	283	138	(57)
Operating cash flow before changes in working capital		9,494	11,233	9,113
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(840)	(927)	(357)
(Increase)/decrease in accounts receivable		(397)	(777)	185
Increase/(decrease) in accounts payable		402	452	451
Net change in other current assets and other current liabilities		1,599	545	1,130
Net cash provided by/(used in) operating activities	[4]	10,258	10,526	10,522
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets		(3,024)	(2,201)	(2,043)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[5]	(3,870)	(992)	(5,594)
Acquisitions of other equity investments		(134)	(488)	(311)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[6]	1,015	1,488	676
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[7]	42	134	42
Net change in other non-current assets		(229)	(16)	(68)
Net cash provided by/(used in) investing activities		(6,200)	(2,075)	(7,298)
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares		195	188	186
Dividends paid:
to shareholders of Sanofi		(4,454)	(4,168)	(4,008)
to non-controlling interests, excluding BMS		(61)	(99)	(48)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		(3)	0	0
Additional long-term debt contracted		48	1,549	0
Repayments of long-term debt		(3,684)	(2,718)	(2,241)
Repayments of lease liabilities		(265)	(291)	(149)
Net change in short-term debt and other financial instruments	[8]	765	215	(414)
Acquisitions of treasury shares		(593)	(497)	(382)
Net cash provided by/(used in) financing activities		(8,052)	(5,821)	(7,056)
Impact of exchange rates on cash and cash equivalents		(32)	8	15
Net change in cash and cash equivalents		(4,026)	2,638	(3,817)
Cash and cash equivalents, beginning of period		12,736	10,098	13,915
Cash and cash equivalents, end of period		€ 8,710	€ 12,736	€ 10,098

[1]	Includes non-current financial assets.
[2]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[3]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[4]	Including:

	2023	2022	2021
•Income tax paid	(2,623)	(2,452)	(1,280)
•Interest paid	(559)	(380)	(334)
•Interest received	547	173	3
•Dividends received from non-consolidated entities	17	1	2

[5]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2023, it includes the net cash outflow on the acquisitions of Provention Bio and QRIB (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.2.1.). For 2021, it includes the net cash outflows on the acquisitions of Kymab, Kiadis, Tidal, Translate Bio, Kadmon and Origimm (see Note D.2.2.).
[6]	For 2023, 2022 and 2021, this line item mainly comprises disposals of assets and activities related to portfolio streamlining and disposals of equity and debt instruments.
[7]	For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.2.1.).
[8]	For 2023, this line item includes €946 million related to the US commercial paper program. For 2023, 2022 and 2021, it also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.